THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 10. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

North American Oil & Gas Corp. (hereinafter referred to as the “Company”) was incorporated in the State of Nevada on April 7, 2010. Since November 16, 2012, the Company has been engaged in the exploration and development of oil and natural gas. The Company is considered a development stage exploration company in accordance with Financial Accounting Standards Board (“FASB”) and Accounting Standards Codification (“ASC”) No. 915, “Development Stage Entities”.

The accompanying unaudited condensed interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s annual report on Form 10-K for the year ended December 31, 2013 filed with the SEC on March 25, 2014. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.

Reclassifications

Certain reclassifications of amounts previously reported have been made to the accompanying consolidated condensed financial statements to maintain consistency between periods presented. The reclassifications had no impact on net (loss) or stockholders’ equity (deficit).